Matthews Asia Funds | Prospectus
April 29, 2011  |  matthewsasia.com

INVESTOR CLASS SHARES
Asian Growth and Income Fund (MACSX)
Asia Dividend Fund (MAPIX)
China Dividend Fund (MCDFX)
Asia Growth Fund (MPACX)
Pacific Tiger Fund (MAPTX)
China Fund (MCHFX)
India Fund (MINDX)
Japan Fund (MJFOX)
Korea Fund (MAKOX)
Asia Small Companies Fund (MSMLX)
Asia Science and Technology Fund (MATFX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds
matthewsasia.com

Contents
FUND SUMMARIES
ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	1
Matthews Asia Dividend Fund	4
Matthews China Dividend Fund	7

ASIA GROWTH STRATEGIES
Matthews Asia Growth Fund	10
Matthews Pacific Tiger Fund	13
Matthews China Fund	16
Matthews India Fund	19
Matthews Japan Fund	22
Matthews Korea Fund	25

ASIA SMALL COMPANY STRATEGY
Matthews Asia Small Companies Fund	28

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	31

Additional Fund Information
Important Information	34
Financial Highlights	35
Investment Objectives of the Funds	46
Fundamental Investment Policies	46
Principal Investment Strategies	46
Risks of Investing in the Funds	49
Management of the Funds	56

Investing in the Matthews Asia Funds	59
Pricing of Fund Shares	59
Purchasing Shares	59
Who Can Invest in a Closed Fund?	62
Exchanging Shares	63
Selling (Redeeming) Shares	63
Market Timing Activities and Redemption Fees	65
Other Shareholder Information	66
Index Definitions	69
General Information	70
Privacy Statement	71

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund*
*The Matthews Asian Growth and Income Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” in the statutory prospectus for more details.

FUND SUMMARY

 Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.46%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.13%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $115	Three years: $359	Five years: $622	Ten years: $1,375

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

MATTHEWS ASIAN GROWTH AND INCOME FUND  1

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities and convertible securities, of any duration or quality, of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

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Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 21.57% Worst Quarter Q4 2008 -14.41%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Asian Growth and Income Fund
Return before taxes	19.18%	11.42%	15.35%	11.65%
Return after taxes on distributions1	18.22%	9.60%	13.66%	9.39%
Return after taxes on distributions and sale of Fund shares1	13.12%	9.39%	13.07%	9.06%
MSCI All Country Asia ex Japan Index	19.93%	13.19%	13.31%	4.56%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS ASIAN GROWTH AND INCOME FUND  3

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.47%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses*		1.14%

*These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.15% including Matthews’ recoupment of all remaining prior expense subsidies.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $116	Three years: $362	Five years: $628	Ten years: $1,386

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and

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December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

MATTHEWS ASIA DIVIDEND FUND  5

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 25.07% Worst Quarter Q3 2008 -12.30%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

		Since Inception
	1 year	(10/31/06)
Matthews Asia Dividend Fund
Return before taxes	22.83%	13.73%
Return after taxes on distributions1	22.06%	12.60%
Return after taxes on distributions and sale of Fund shares1	15.41%	11.41%
MSCI All Country Asia Pacific Index	17.25%	3.45%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Asia Dividend Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

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Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		1.28%
Administration and Shareholder Servicing Fees	0.16%
Fee Waiver and Expense Reimbursement		(0.45%)¹
Total Annual Operating Expenses		1.50%

1
Matthews has contractually agreed to waive fees and reimburse expenses until November 30, 2012 to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $542	Five years: $985	Ten years: $2,216

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in China and Taiwan. China also includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible fixed-income securities. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives

MATTHEWS CHINA DIVIDEND FUND  7

at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile.

8  matthewsasia.com | 800.789.ASIA

Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Risks Associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURN FOR YEAR ENDED 12/31

Best Quarter Q3 2010 14.29% Worst Quarter Q2 2010 -1.06%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
		Since Inception
	1 year	(11/30/09)
Matthews China Dividend Fund
Return before taxes	22.53%	22.60%
Return after taxes on distributions1	21.66%	21.80%
Return after taxes on distributions and sale of Fund shares1	14.77%	18.79%
MSCI China Index	4.83%	4.89%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

Co-Manager: Richard Gao has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS CHINA DIVIDEND FUND  9

Matthews Asia Growth Fund*
*To better reflect its investment objective, the Fund’s name changed from Matthews Asia Pacific Fund to Matthews Asia Growth Fund on April 29, 2011. This new name will better reflect the growth objective of the Fund and the Fund’s focus on companies in Asia rather than the entire Asia Pacific region.

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.52%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.19%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $121	Three years: $378	Five years: $654	Ten years: $1,443

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

10   matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

MATTHEWS ASIA GROWTH FUND  11

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31
Best Quarter Q2 2009 33.81% Worst Quarter Q3 2008 -15.04%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

			Since Inception
	1 year	5 years	(10/31/03)
Matthews Asia Growth Fund
Return before taxes	26.85%	8.59%	12.09%
Return after taxes on distributions1	26.70%	7.96%	11.63%
Return after taxes on distributions and sale of Fund shares1	17.68%	7.40%	10.68%
MSCI All Country Asia Pacific Index	17.25%	4.80%	9.69%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

12  matthewsasia.com | 800.789.ASIA

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.42%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

MATTHEWS PACIFIC TIGER FUND  13

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam (the “Pacific Tiger countries”). The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

14  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 41.53% Worst Quarter Q3 2001 -21.63%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Pacific Tiger Fund
Return before taxes	22.30%	14.47%	16.98%	9.90%
Return after taxes on distributions1	22.35%	13.19%	16.26%	9.04%
Return after taxes on distributions and sale of Fund shares1	14.69%	12.39%	15.29%	8.54%
MSCI All Country Asia ex Japan Index	19.93%	13.19%	13.31%	4.56%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the Pacific Tiger Fund since 2006.

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Pacific Tiger Fund since 2008.

Co-Manager: Mark Headley is Chairman of the Board of Directors of Matthews and has been a Portfolio Manager of the Pacific Tiger Fund since 1996.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS PACIFIC TIGER FUND  15

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.48%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.15%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $117	Three years: $365	Five years: $633	Ten years: $1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

16  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA FUND  17

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 34.28% Worst Quarter Q3 2001 -27.11%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

				Since Inception
				(2/19/98 Fund)
	1 year	5 years	10 years	(2/28/98 Index)
Matthews China Fund
Return before taxes	15.77%	24.20%	19.73%	13.70%
Return after taxes on distributions1	15.67%	22.88%	18.81%	12.74%
Return after taxes on distributions and sale of Fund shares1	10.38%	21.07%	17.63%	11.94%
MSCI China Index	4.83%	20.58%	14.21%	4.20%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the China Fund since 1999.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the China Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

18  matthewsasia.com | 800.789.ASIA

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.18%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $120	Three years: $375	Five years: $649	Ten years: $1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

MATTHEWS INDIA FUND  19

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

20  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 66.04% Worst Quarter Q4 2008 -31.17%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

			Since Inception
	1 year	5 years	(10/31/05)
Matthews India Fund
Return before taxes	32.53%	17.15%	19.38%
Return after taxes on distributions1	32.38%	16.59%	18.83%
Return after taxes on distributions and sale of Fund shares1	21.20%	14.91%	16.98%
Bombay Stock Exchange 100 Index	21.89%	18.26%	21.69%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the India Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the India Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS INDIA FUND  21

Matthews Japan Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.63%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.30%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $132	Three years: $412	Five years: $713	Ten years: $1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

22  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

MATTHEWS JAPAN FUND  23

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31
Best Quarter Q3 2003 37.26% Worst Quarter Q3 2001 -20.79%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
	1 year	5 years	10 years	(12/31/98)
Matthews Japan Fund
Return before taxes	19.58%	-4.72%	0.75%	4.39%
Return after taxes on distributions1	18.42%	-5.19%	0.25%	3.69%
Return after taxes on distributions and sale of Fund shares1	13.16%	-4.02%	0.44%	3.50%
MSCI Japan Index	15.59%	-2.33%	1.14%	2.23%
Tokyo Stock Price Index	13.86%	-3.26%	1.04%	2.42%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Japan Fund since 2006.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Japan Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

24  matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.54%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.21%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $123	Three years: $384	Five years: $665	Ten years: $1,466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

MATTHEWS KOREA FUND  25

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

26  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q4 2001 50.51% Worst Quarter Q3 2008 -23.90%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
	1 year	5 years	10 years	(1/3/95)
Matthews Korea Fund
Return before taxes	21.86%	4.77%	19.83%	5.80%
Return after taxes on distributions1	21.47%	3.56%	18.03%	3.47%
Return after taxes on distributions and sale of Fund shares1	14.70%	4.03%	17.47%	3.63%
Korea Composite Stock Price Index	25.95%	7.41%	18.52%	3.66%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael Oh has been a Portfolio Manager of the Korea Fund since 2007.

Co-Manager: Michael Han, CFA, has been a Portfolio Manager of the Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS KOREA FUND  27

Matthews Asia Small Companies Fund*

*The Matthews Asia Small Companies Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” in the statutory prospectus for more details.

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution (12b-1) Fees		None
Other Expenses		0.59%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses†		1.59%

†
These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.63% including Matthews’ recoupment of all remaining prior expense subsidies.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $162	Three years: $502	Five years: $866	Ten years: $1,889

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

28  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia excluding Japan, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

MATTHEWS ASIA SMALL COMPANIES FUND  29

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 45.91% Worst Quarter Q2 2010 -1.69%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

		Since Inception
	1 year	(9/15/08)
Matthews Asia Small Companies Fund
Return before taxes	35.54%	40.27%
Return after taxes on distributions1	35.31%	39.95%
Return after taxes on distributions and sale of Fund shares1	23.41%	35.08%
MSCI All Country Asia ex Japan Small Cap Index	24.61%	30.00%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008.

Co-Manager: Michael Han, CFA, has been a Portfolio Manager of the Asia Small Companies Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

30  matthewsasia.com | 800.789.ASIA

Matthews Asia Science and Technology Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.59%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.26%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $128	Three years: $400	Five years: $692	Ten years: $1,523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND  31

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Matthews considers science- and technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science-and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

32  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q4 2001 34.50% Worst Quarter Q3 2001 -29.23%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010

				Since Inception
				(12/27/99 Fund)
	1 year	5 years	10 years	(12/31/99 Index)
Matthews Asia Science and Technology Fund
Return before taxes	23.58%	8.70%	9.16%	0.42%
Return after taxes on distributions1	23.77%	8.74%	9.14%	0.24%
Return after taxes on distributions and sale of Fund shares1	15.61%	7.61%	8.15%	0.23%
MSCI AC Asia IT and Telecom Services Index2	18.40%	4.80%	3.13%	-4.30%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Formerly known as MSCI/Matthews Asian Technology Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael Oh has been a Portfolio Manager of the Asia Science and Technology Fund since 2006.

Co-Manager: Lydia So has been a Portfolio Manager of the Asia Science and Technology Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34.

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND  33

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell shares directly through the Fund’s transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Shares of the Fund may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). You may purchase and redeem shares by electronic bank transfer, check, or wire. You buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading. A 2.00% redemption fee will be assessed on the sale or exchange of Fund shares within 90 days of purchase. Please see page 66 in the statutory prospectus for more details. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Ordinary income and capital gains for such accounts are taxed on a deferred basis.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007		2006
Net Asset Value, beginning of year	$15.77		$11.50		$19.78		$18.68		$17.14
Income (loss) from investment operations
Net investment income (loss)	0.41	1	0.48	1	0.54	1	1.07		0.46
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.57		4.23		(6.73)		2.93		3.47
Total from investment operations	2.98		4.71		(6.19)		4.00		3.93
Less distributions from:
Net investment income	(0.47)		(0.44)		(0.42)		(0.90)		(0.62)
Net realized gains on investments	(0.24)		—		(1.67)		(2.00)		(1.77)
Total distributions	(0.71)		(0.44)		(2.09)		(2.90)		(2.39)
Paid-in capital from redemption fees	—	2	—	2	—	2	—	2	—	2
Net Asset Value, end of year	$18.04		$15.77		$11.50		$19.78		$18.68
Total return*	19.18%		41.44%		(32.07%)		21.54%		23.38%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,926,253		$2,547,411	$1,089,712	$2,273,408	$2,021,363
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.13%		1.18%	1.16%	1.16%	1.20%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.13%		1.18%	1.16%	1.15%	1.19%
Ratio of net investment income (loss) to average net assets	2.47%		3.47%	3.19%	2.59%	2.27%
Portfolio turnover	19.84	%3	17.51%	25.16%	27.93%	28.37%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

FINANCIAL HIGHLIGHTS  35

Financial Highlights

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

Year ended Dec. 31	Period ended
2010	2009	2008	2007	Dec. 31, 20061
Net Asset Value, beginning of period	$12.06	$8.61	$12.00	$10.77	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.31	2	0.32	2	0.38	2	0.27	0.02
Net realized gain (loss) and unrealized
appreciation/depreciation on investments
and foreign currency	2.40	3.67	(3.47)	1.67	0.77
Total from investment operations	2.71	3.99	(3.09)	1.94	0.79
Less distributions from:
Net investment income	(0.41)	(0.55)	(0.30)	(0.27)	(0.02)
Net realized gains on investments	(0.04)	—	(0.02)	(0.45)	—
Total distributions	(0.45)	(0.55)	(0.32)	(0.72)	(0.02)
Paid-in capital from redemption fees	0.01	0.01	0.02	0.01	—	3
Net Asset Value, end of period	$14.33	$12.06	$8.61	$12.00	$10.77
Total return*	22.83%	47.59%	(25.97%)	18.05%	7.90	%4

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$1,933,383		$322,003	$141,951	$81,624	$25,740
Ratio of expenses to average net assets before
any reimbursement, waiver or recapture of
expenses by Advisor and Administrator	1.14%		1.28%	1.35%	1.42%	2.93	%5
Ratio of expenses to average net assets after
any reimbursement, waiver or recapture of
expenses by Advisor and Administrator	1.15%		1.30%	1.32%	1.39%	1.50	%5
Ratio of net investment income (loss) to
average net assets	2.31%		3.16%	3.74%	2.66%	1.34	%5
Portfolio turnover	10.48	%6	32.41%	25.07%	26.95%	0.00	%4

1 The Matthews Asia Dividend Fund commenced operations on October 31, 2006.
2 Calculated using the average daily shares method.
3 Less than $0.01 per share.
4 Not Annualized.
5 Annualized.
6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

36  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended	Period ended
	Dec. 31, 2010	Dec. 31, 20091
Net Asset Value, beginning of period	$10.18	$10.00
Income (loss) from investment operations
Net investment income (loss)2	0.17	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.09	0.19
Total from investment operations	2.26	0.18
Less distributions from:
Net investment income	(0.24)	—
Net realized gains on investments	(0.04)	—
Total distributions	(0.28)	—
Paid-in capital from redemption fees	0.01	—	3
Net Asset Value, end of period	$12.17	$10.18
Total return*	22.53%	1.80	%4

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$45,364		$7,134
Ratio of expenses to average net assets before any reimbursement or waiver of expenses by
Advisor and Administrator	1.95%		10.05	%5
Ratio of expenses to average net assets after any reimbursement or waiver of expenses by
Advisor and Administrator	1.50%		1.50	%5
Ratio of net investment income (loss) to average net assets	1.49%		(0.81	%)5
Portfolio turnover	6.84	%6	0.00	%4

1 The Matthews China Dividend Fund commenced operations on November 30, 2009.
2 Calculated using the average daily shares method.
3 Less than $0.01 per share
4 Not annualized.
5 Annualized.
6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

FINANCIAL HIGHLIGHTS  37

Financial Highlights

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007	2006
Net Asset Value, beginning of year	$14.29		$10.03		$17.29		$16.92	$14.89
Income (loss) from investment operations
Net investment income (loss)	0.10	1	0.06	1	0.13	1	0.09	0.07
Net realized gain (loss) and unrealized appreciation/depreciation
on investments and foreign currency	3.72		4.44		(6.64)		2.02	2.50
Total from investment operations	3.82		4.50		(6.51)		2.11	2.57
Less distributions from:
Net investment income	(0.15)		(0.24)		—		(0.09)	(0.07)
Net realized gains on investments	—		—		(0.76)		(1.66)	(0.48)
Total distributions	(0.15)		(0.24)		(0.76)		(1.75)	(0.55)
Paid-in capital from redemption fees	0.01		—	2	0.01		0.01	0.01
Net Asset Value, end of year	$17.97		$14.29		$10.03		$17.29	$16.92
Total return*	26.85%		44.82%		(37.44%)		11.92%	17.39%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$335,429		$227,651	$168,031	$471,054	$449,699
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.19%		1.28%	1.23%	1.20%	1.26%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.19%		1.28%	1.23%	1.20%	1.24%
Ratio of net investment income (loss) to average net assets	0.63%		0.50%	0.93%	0.60%	0.47%
Portfolio turnover	26.33	%3	58.10%	37.10%	40.49%	40.45%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

38  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007		2006
Net Asset Value, beginning of year	$19.23		$11.05		$27.86		$23.71		$19.27
Income (loss) from investment operations
Net investment income (loss)	0.09	1	0.06	1	0.24	1	0.30		0.22
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.20		8.27		(13.31)		7.78		5.01
Total from investment operations	4.29		8.33		(13.07)		8.08		5.23
Less distributions from:
Net investment income	(0.08)		(0.15)		(0.30)		(0.31)		(0.21)
Net realized gains on investments	—		—		(3.44)		(3.62)		(0.58)
Total distributions	(0.08)		(0.15)		(3.74)		(3.93)		(0.79)
Paid-in capital from redemption fees	—	2	—		—	2	—	2	—	2
Net Asset Value, end of year	$23.44		$19.23		$11.05		$27.86		$23.71
Total return*	22.30%		75.37%		(46.12%)		33.66%		27.22%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$5,196,743		$3,565,745	$1,202,441	$3,806,714	$3,303,717
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%		1.13%	1.12%	1.11%	1.18%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%		1.13%	1.12%	1.10%	1.16%
Ratio of net investment income (loss) to average net assets	0.43%		0.41%	1.10%	1.12%	1.12%
Portfolio turnover	11.43	%3	13.22%	16.76%	24.09%	18.80%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

FINANCIAL HIGHLIGHTS  39

Financial Highlights

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

Year ended Dec. 31
2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$25.50	$14.34	$39.73	$24.16	$14.76
Income (loss) from investment operations
Net investment income (loss)	0.15	1	0.09	1	0.30	1	0.12	0.15
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	3.86	11.12	(19.78)	16.85	9.39
Total from investment operations	4.01	11.21	(19.48)	16.97	9.54
Less distributions from:
Net investment income	(0.15)	(0.07)	(0.33)	(0.11)	(0.15)
Net realized gains on investments	(0.02)	—	(5.62)	(1.37)	—
Return of capital	—	—	—	—	—	2
Total distributions	(0.17)	(0.07)	(5.95)	(1.48)	(0.15)
Paid-in capital from redemption fees	0.02	0.02	0.04	0.08	0.01
Net Asset Value, end of year	$29.36	$25.50	$14.34	$39.73	$24.16
Total return*	15.77%	78.30%	(48.95%)	70.14%	64.81%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$2,939,638		$2,566,005	$781,104	$2,335,402	$966,528
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%		1.21%	1.23%	1.18%	1.27%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%		1.21%	1.23%	1.17%	1.26%
Ratio of net investment income (loss) to average net assets	0.54%		0.46%	1.03%	0.49%	0.96%
Portfolio turnover	9.98	%3	5.28%	7.91%	22.13%	11.65%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

40  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

Year ended Dec. 31
2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$16.29	$8.37	$24.44	$15.45	$11.32
Income (loss) from investment operations
Net investment income (loss)	0.05	1	0.07	1	0.03	1	(0.01)	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	5.22	8.06	(15.33)	9.87	4.11
Total from investment operations	5.27	8.13	(15.30)	9.86	4.10
Less distributions from:
Net investment income	(0.09)	(0.10)	(0.11)	(0.21)	—
Net realized gains on investments	—	(0.12)	(0.69)	(0.68)	—
Total distributions	(0.09)	(0.22)	(0.80)	(0.89)	—
Paid-in capital from redemption fees	0.02	0.01	0.03	0.02	0.03
Net Asset Value, end of year	$21.49	$16.29	$8.37	$24.44	$15.45
Total return*	32.53%	97.25%	(62.32%)	64.13%	36.48%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$1,388,892		$720,925	$317,516	$1,311,072	$669,643
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.18%		1.27%	1.29%	1.29%	1.41%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.18%		1.27%	1.29%	1.28%	1.41%
Ratio of net investment income (loss) to average net assets	0.25%		0.59%	0.16%	(0.04%)	(0.08%)
Portfolio turnover	6.14	%2	18.09%	26.68%	25.59%	21.57%

1 Calculated using the average daily shares method.
2 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

FINANCIAL HIGHLIGHTS  41

Financial Highlights

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007	2006
Net Asset Value, beginning of year	$10.91		$10.19		$14.55		$17.29	$18.48
Income (loss) from investment operations
Net investment income (loss)	0.02	1	0.10	1	0.11	1	0.03	(0.08)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.09		0.92		(4.26)		(1.86)	(1.12)
Total from investment operations	2.11		1.02		(4.15)		(1.83)	(1.20)
Less distributions from:
Net investment income	(0.49)		(0.31)		—		(0.01)	—
Net realized gains on investments	—		—		(0.22)		(0.91)	—
Total distributions	(0.49)		(0.31)		(0.22)		(0.92)	—
Paid-in capital from redemption fees	—	2	0.01		0.01		0.01	0.01
Net Asset Value, end of year	$12.53		$10.91		$10.19		$14.55	$17.29
Total return*	19.58%		10.06%		(28.38%)		(10.96%)	(6.44%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$67,805		$88,334	$123,674	$166,860	$276,656
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.30%		1.31%	1.23%	1.24%	1.25%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.30%		1.31%	1.23%	1.23%	1.24%
Ratio of net investment income (loss) to average net assets	0.13%		0.97%	0.84%	(0.01%)	(0.29%)
Portfolio turnover	46.29	%3	126.75%	88.97%	45.51%	59.95%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

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Financial Highlights

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007		2006
Net Asset Value, beginning of year	$4.31		$2.75		$6.56		$6.23		$6.37
Income (loss) from investment operations
Net investment income (loss)	0.01	1	(0.01	)1	(0.02	)1	0.07		0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.93		1.74		(3.48)		1.15		0.80
Total from investment operations	0.94		1.73		(3.50)		1.22		0.81
Less distributions from:
Net investment income	—		—		(0.06)		(0.02)		(0.01)
Net realized gains on investments	(0.11)		(0.17)		(0.25)		(0.87)		(0.95)
Total distributions	(0.11)		(0.17)		(0.31)		(0.89)		(0.96)
Paid-in capital from redemption fees	—	2	—	2	—	2	—	2	0.01
Net Asset Value, end of year	$5.14		$4.31		$2.75		$6.56		$6.23
Total return*	21.86%		62.92%		(52.66%)		18.90%		12.99%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$166,990		$138,371	$87,253	$250,421	$241,003
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.21%		1.30%	1.27%	1.21%	1.30%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.21%		1.30%	1.27%	1.21%	1.28%
Ratio of net investment income (loss) to average net assets	0.16%		(0.36%)	(0.34%)	1.17%	(0.09%)
Portfolio turnover	39.05	%3	52.47%	28.70%	24.20%	25.82%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.
3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

FINANCIAL HIGHLIGHTS  43

Financial Highlights

Matthews Asia Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31		Period ended
	2010	2009	Dec. 31, 20081
Net Asset Value, beginning of period	$15.79	$7.89	$10.00
Income (loss) from investment operations
Net investment income (loss)2	0.04	0.02	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	5.55	8.04	(2.16)
Total from investment operations	5.59	8.06	(2.15)
Less distributions from:
Net investment income	(0.09)	(0.05)	(0.02)
Net realized gains on investments	(0.15)	(0.15)	—
Total distributions	(0.24)	(0.20)	(0.02)
Paid-in capital from redemption fees	0.02	0.04	0.06
Net Asset Value, end of period	$21.16	$15.79	$7.89
Total return*	35.54%	103.00%	(21.03	%)3

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$547,094	$109,726	$3,173
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.59%	2.09%	14.31	%4
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.63%	2.00%	2.00	%4
Ratio of net investment income (loss) to average net assets	0.24%	0.13%	0.15	%4
Portfolio turnover	23.99%	21.39%	3.10	%3

1 The Matthews Asia Small Companies Fund commenced operations on September 15, 2008.
2 Calculated using the average daily shares method.
3 Not annualized.
4 Annualized.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

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Financial Highlights

Matthews Asia Science and Technology Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31
	2010		2009		2008		2007		2006
Net Asset Value, beginning of year	$8.02		$4.71		$9.80		$7.92		$6.53
Income (loss) from investment operations
Net investment income (loss)	0.03	1	—	1,2	0.01	1	—	2	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	1.86		3.31		(5.11)		1.87		1.40
Total from investment operations	1.89		3.31		(5.10)		1.87		1.38
Less distributions from:
Net investment income	(0.02)		—		—		—		—
Total distributions	(0.02)		—		—		—		—
Paid-in capital from redemption fees	—	2	—	2	0.01		0.01		0.01
Net Asset Value, end of year	$9.89		$8.02		$4.71		$9.80		$7.92
Total return*	23.58%		70.28%		(51.94%)		23.74%		21.29%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$190,436	$130,367	$74,476	$252,304	$129,819
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.26%	1.40%	1.33%	1.26%	1.41%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.26%	1.40%	1.33%	1.25%	1.39%
Ratio of net investment income (loss) to average net assets	0.35%	0.30%	0.08%	(0.30%)	(0.29%)
Portfolio turnover	61.61%	83.27%	44.84%	33.21%	34.77%

1 Calculated using the average daily shares method.
2 Less than $0.01 per share.

The information for the fiscal years ending December 31, 2010, 2009, 2008, and 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

FINANCIAL HIGHLIGHTS  45

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following objective(s):

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income
Matthews Asia Dividend Fund	Total return with an emphasis on providing current income
Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA GROWTH STRATEGIES
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGY
Matthews Asia Small Companies Fund	Long-term capital appreciation

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Funds’ Board of Trustees (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Principal Investment Strategies

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each Fund. Matthews invests in the Asia Pacific region (as defined on the next page) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is

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generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

Matthews believes that investors benefit in the long term when the Funds are fully invested.

Matthews Is a Fundamental Investor

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Matthews may also consider factors such as:

−
Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

−	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

−	Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds concentrates its investments in individual countries or in groups of countries within the Asia Pacific region. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

PACIFIC TIGER

China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. Japan is not included.

ASIA

Pacific Tiger countries plus Japan

ASIA PACIFIC

Countries of Asia plus Australia and New Zealand

PRINCIPAL INVESTMENT STRATEGIES  47

Matthews Focuses on Individual Companies

Matthews develops views about the course of growth in the region over the long term.

Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. The Matthews Asia Small Companies Fund invests at least 80% of its assets in Small Companies, as defined in the Summary for that Fund.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

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Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) per share of that Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAV, see page 59.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including any Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s net asset value (see page 59).

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds that do not concentrate their investments. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISKS OF INVESTING IN THE FUNDS  49

the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Certain Risks of Fixed-Income Securities

Fixed-income securities (such as bonds) are subject to a variety of risks, including credit and interest rate risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments or a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see the Funds’ SAI “Appendix: Bond Ratings.”

Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Growth Fund and Matthews India Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default,” and could result in a Fund losing its investment. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

High-Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks, and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current

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income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on a Fund’s performance than when a Fund is larger. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future, or that a Fund’s investments in IPOs will have a positive impact on a Fund’s performance.

Risks Associated with Smaller Companies

The Matthews Asia Small Companies Fund invests in securities of small companies and each of the other Funds may invest in the securities of small companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Small companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. The Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 65 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe

RISKS OF INVESTING IN THE FUNDS  51

and other Asian countries, and, as seen in the recent developments in global credit and equity markets, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. Recently, there have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging markets, the governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters, or adverse changes in climate or weather. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. The continuing hostility between China and Taiwan may

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have an adverse impact on the values of investments in both China and Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The Japanese yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.

South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have been revised and updated since their initial imposition, and more recently have largely been suspended (although there is no guarantee that such controls will not be re-imposed). However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those

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two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Adverse developments can result in substantial declines in the value of investments. Pakistan has and continues to face high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder. The Pakistan government recently imposed a state of emergency following riots and the deaths of opposition leaders. Social and political instability may also result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing border disputes with India may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s recent economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks. Pakistan had undertaken a privatization initiative, but recently halted that effort. There is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country. Leaders of the recently installed civil government have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization. Some credit rating agencies have expressed concerns about Philippines’ ability to sustain its debt.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened recently, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. To date, economic, political and legal reform has proceeded at a slow pace, and foreign direct investment remains at a developmental stage. Currently, employees and management boards hold a majority of the equity of most privatized enterprises. In addition, the government of Vietnam continues to hold, on average, more

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than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Funds may attempt to repatriate from the Vietnamese Dong using a third currency (e.g. Hong Kong Dollar or Euro), which could expose the Funds to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Foreign investors in Vietnam are currently required to purchase and sell securities of Vietnamese companies through a single, pre-selected broker-dealer. This procedure decreases transparency in the market, may result in higher execution costs and limits the Funds’ ability to utilize competition amongst broker-dealers to enhance the quality of execution. Use of a single broker also increases the risk to a Fund if the broker cannot fulfill its obligations (known as counterparty risk). That risk is enhanced further because of the requirement to pay for securities purchased before receiving them. This procedure may also decrease the confidentiality of the Funds’ transactions, exposing the Funds to a greater potential for front-running and similar practices.

For additional information about strategies and risks, see individual Fund descriptions in the Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

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Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to an administration and shareholder servicing agreement with the Funds.

Under an amendment to the Advisory Agreement effective September 1, 2007, the Funds, other than the Matthews Asia Small Companies Fund, pay Matthews 0.75% of the annual aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the annual aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the annual aggregate average daily net assets of such Funds over $5 billion. The Funds pay Matthews a monthly fee of one-twelfth (1/12) of the management fee of the Funds’ average daily net asset value for the month. The Matthews Asia Small Companies Fund, under an amendment to the Advisory Agreement, dated as of September 15, 2008, pays Matthews a fee equal to 1.00% of its annual average daily net assets. The Matthews Asia Small Companies Fund pays Matthews a monthly fee of one-twelfth (1/12) of the management fee of its average daily net asset value for the month. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement of the Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2010. Accordingly, the Fund paid investment manager fees to Matthews as follows:

Matthews Asian Growth and Income Fund, Matthews
Asia Dividend Fund, Matthews China Dividend Fund,
Matthews Asia Growth Fund, Matthews Pacific Tiger
Fund, Matthews China Fund, Matthews India Fund,
Matthews Korea Fund, Matthews Asia Science and
Technology Fund	0.67%
Matthews Japan Fund	0.68%
Matthews Asia Small Companies Fund	1.00%

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended, (the “Services Agreement”) effective December 1, 2010, the Funds pay Matthews 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets within the Funds between $5 billion and $7.5 billion, 0.125% of the aggregate average daily net assets of the Funds between $7.5 billion and $15 billion, and 0.110% of the aggregate daily assets over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing Fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Asia Science and Technology Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Asia Small Companies Fund, this level is 2.00%. For Matthews Asia Growth Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, this level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%. In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, a Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Small Companies Fund and Matthews China Dividend Fund, this agreement will continue through at least August 31, 2011. For the Matthews Asia Small Companies Fund and Matthews China Dividend Fund, this agreement will continue through at least April 30, 2012 and November 30, 2012, respectively. These agreements may be extended for additional periods for each of the Funds.

Each of the Funds except the Matthews Asia Small Companies Fund and the Matthews Asia Science and Technology Fund also offers Institutional Class shares. Institutional Class shares have different expenses which will result in a different performance than Investor Class shares. Shares of all classes of each Fund otherwise have identical rights and vote together except for Matthews affecting only a specific class.

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Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Lead Manager Asian Growth and Income Fund
Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

KENICHI AMAKI
Co-Manager Japan Fund
Kenichi Amaki is a Portfolio Manager at Matthews. Prior to joining Matthews in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California at Berkeley, and is fluent in Japanese. He has been a Portfolio Manager of the Japan Fund since 2010.

SUNIL ASNANI
Co-Manager India Fund
Sunil Asnani is a Portfolio Manager at Matthews. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A from The Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the India Fund since 2010.

RICHARD H. GAO
Lead Manager Pacific Tiger Fund China Fund Co-Manager China Dividend Fund
Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the Pacific Tiger Fund since 2006, of the China Fund since 1999 and of the China Dividend Fund since the Fund’s inception in 2009.

MICHAEL B. HAN, CFA
Co-Manager Korea Fund Asia Small Companies Fund
Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was a buy-side Equity Analyst at Luxor Capital Group, researching investment opportunities in Asian markets, including Korea, Japan, Hong Kong and China. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2008 and of the Asia Small Companies Fund since 2010.

MARK W. HEADLEY
Co-Manager Pacific Tiger Fund
Mark Headley is Chairman of the Board of Directors of Matthews and a Portfolio Manager. Mark joined Matthews in 1995 and has been actively involved in the Asian markets since 1989. He was an original member of the team that launched the first SEC-registered open-ended Asia (ex Japan) fund. Mark received a B.A. in Economics and Politics from the University of California, Santa Cruz. Mark has been a Portfolio Manager of the Pacific Tiger Fund since 1996.

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

MANAGEMENT OF THE FUNDS  57

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1987 to 1997, he held positions at Sanford Bernstein & Co. and Yamaichi International (America), Inc. Prior to beginning his investment career, Taizo spent three years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo, Japan and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Growth Fund since 2007, and of the Japan Fund since 2006.
Lead Manager Asia Growth Fund Japan Fund

JESPER MADSEN, CFA
Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006, of the China Dividend Fund since its inception in 2009, and of the Asian Growth and Income Fund since 2011.
Lead Manager Asian Growth and Income Fund Asia Dividend Fund China Dividend Fund

J. MICHAEL OH
Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm, arriving at his current role as Portfolio Manager in 2006. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2007, and of the Asia Science and Technology Fund since 2006.
Lead Manager Korea Fund Asia Science and Technology Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Pacific Tiger Fund since 2008, of the Asia Growth Fund since 2007, and of the India Fund since 2006.
Lead Manager Pacific Tiger Fund India Fund Co-Manager Asia Growth Fund

LYDIA SO
Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, she was a Portfolio Associate at RCM Capital Management. Lydia started her investment career at Kochis Fitz Wealth Management in 1999. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008, and of the Asia Science and Technology Fund since 2008.
Lead Manager Asia Small Companies Fund Co-Manager Asia Science and Technology Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin, and has been a Portfolio Manager of the China Fund since 2010.
Co-Manager China Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Asia Dividend Fund since 2011.
Co-Manager Asia Dividend Fund

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Investing in Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Funds’ expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Funds. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset value. For further information regarding this tax, please see page 68.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Investor Class shares directly from the Funds by mail, telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase Investor Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Investor Class shares of the Funds may also be

INVESTING IN MATTHEWS ASIA FUNDS  59

purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV. There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for a Fund calculated on the following business day. This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Funds.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 67.

You may purchase Investor Class shares of the Funds by telephone or online. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 61, and Telephone and Online Transactions on page 63. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUNDS (U.S. RESIDENTS*)
Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100
Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

**Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

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OPENING AN ACCOUNT (Initial Investment)
By Mail	You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM – 7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800-789-ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 70.

INVESTING IN MATTHEWS ASIA FUNDS  61

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Investor Class shareholders may purchase additional Investor Class shares for all authorized accounts through the methods described below.

By Mail	Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

Online
As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Via Automatic Investment Plan	You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire
Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

Who Can Invest in a Closed Fund?

If you were a shareholder of a Fund when it closed and your account remains open, you may make additional investments in the Fund, reinvest any dividends or capital gains distributions in that account or open additional accounts in the Fund under the same primary Social Security Number. To establish a new account in a closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Fund. A request to open a new account in the closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing Fund ownership to the Fund or its representative.

In addition, the following categories of investors may continue to invest in a closed Fund:

Financial advisors with existing clients in the Fund

Retirement plans or platforms with participants that currently invest in the Fund

Model-based programs with existing accounts in the Fund

Trustees, officers and employees of the Funds and Matthews, and their family members

Please note that some intermediaries may not be able to operationally accommodate additional investments in a closed fund. The Board of Trustees reserves the right to close a Fund to new investments at any time (including further restrictions on one or more of the above categories of investors) or to re-open a closed Fund to all investors at any future date. If you have any questions about whether you are able to purchase shares of a closed Fund, please call 800.789.ASIA (2742).

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Exchanging Shares

You may exchange your Investor Class shares of one Matthews Asia Fund for another Fund of the same class. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Funds believe it is in the best interest of all shareholders to do so.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Selling (Redeeming) Shares

You may redeem shares on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Funds’ agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

If you are redeeming shares recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions. Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will ordinarily be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Shareholders of IRAs and Coverdell ESAs are not eligible for online or telephone redemptions, as well as shareholders who previously declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds. If the Funds believe that it is in the best

INVESTING IN MATTHEWS ASIA FUNDS  63

interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

Your written request is for an amount over $100,000; or

A change of address was received by the Funds’ transfer agent within the last 30 days; or

The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

By Wire
If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online
As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

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Market Timing Activities and Redemption Fees

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). Funds that invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds’ imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers. The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions.The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

INVESTING IN MATTHEWS ASIA FUNDS  65

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Funds’ shares being terminated or restricted independently of the Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees. Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in a Fund’s NAV, the Funds recommend that you invest in a Fund only for the long term. Short-term buying and selling of shares of the Funds may also have detrimental effects on the Funds and other shareholders. Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Funds attempt to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds. This fee is payable directly to the Funds.

For these purposes, the Funds deem most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing. To determine whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase. In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Funds may grant exemptions from the redemption fee where the Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances.

The Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

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Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as “sub-transfer agency” or “shareholder servicing.” For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other IRS forms, as required, indicating the tax status

INVESTING IN MATTHEWS ASIA FUNDS  67

of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

68  matthewsasia.com | 800.789.ASIA

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization– weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float–adjusted market capitalization– weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization–weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

The Bombay Stock Exchange 100 (BSE 100) Index is a free float–adjusted market capitalization–weighted index of the 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float–adjusted market capitalization–weighted index of Japanese equities listed in Japan.

The Tokyo Stock Price Index (TOPIX) is a market capitalization–weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float–adjusted market capitalization–weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI AC Asia IT and Telecom Services Index (formerly known as MCSI/Matthews Asian Technology Index) is a free float–adjusted market capitalization–weighted index of Asian equities tracking a broad range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services, and wireless telecommunications services.

INDEX DEFINITIONS  69

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including proce-dures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as dis-cussed in our Privacy Statement on page 71.

Shareholder Reports

The Funds provide an annual report (audited by independent accountants), a semi-annual report and two quarterly reports each year. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and financial reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and financial reports on our website. If you prefer to receive individual copies of the Funds’ prospectus or financial reports, please call us at 800.789.ASIA (2742).

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated April 29, 2011, is available to you without charge. It contains more detailed information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION
Contacting	You can obtain free copies of the publications described by visiting
Matthews Asia	the Funds’ website at matthewsasia.com. To request additional
Funds	information or to speak to a Fund representative, contact the Funds at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Obtaining	You can visit the SEC’s website at sec.gov to view the SAI and other
Information	information. You can also view and copy information about the Funds
from the SEC	at the SEC’s Public Reference Room in Washington, D.C. Also, you
can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C.
20549-0102. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330. You may also e-mail the SEC at
publicinfo@sec.gov to obtain additional information about a Fund.

70  matthewsasia.com | 800.789.ASIA

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for commu-nication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

PRIVACY STATEMENT  71

Investment Advisor
Matthews International Capital Management, LLC 800.789.ASIA (2742)

Account Services
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Custodian
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about
Matthews Asia Funds:

matthewsasia.com
800.789.ASIA (2742)

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940

Investment Company Act File Number: 811-08510 Distributed by BNY Mellon Distributors Inc.

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 800.789.ASIA (2742)	PS-0411

Matthews Asia Funds | Prospectus
April 29, 2011 | matthewsasia.com

  INSTITUTIONAL CLASS SHARES
  Asian Growth and Income Fund (MICSX)
  Asia Dividend Fund (MIPIX)
  China Dividend Fund (MICDX)
  Asia Growth Fund (MIAPX)
  Pacific Tiger Fund (MIPTX)
  China Fund (MICFX)
  India Fund (MIDNX)
  Japan Fund (MIJFX)
  Korea Fund (MIKOX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds
matthewsasia.com

Contents

FUND SUMMARIES
ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	1
Matthews Asia Dividend Fund	4
Matthews China Dividend Fund	7

ASIA GROWTH STRATEGIES
Matthews Asia Growth Fund	11
Matthews Pacific Tiger Fund	14
Matthews China Fund	17
Matthews India Fund	20
Matthews Japan Fund	23
Matthews Korea Fund	26

Additional Fund Information
Important Information	29
Financial Highlights	30
Investment Objectives of the Funds	39
Fundamental Investment Policies	39
Principal Investment Strategies	39
Risks of Investing in the Funds	42
Management of the Funds	48

Investing in the Matthews Asia Funds	51
Pricing of Fund Shares	51
Purchasing Shares	51
Who Can Invest in a Closed Fund?	54
Exchanging Shares	54
Selling (Redeeming) Shares	55
Market Timing Activities and Redemption Fees	57
Other Shareholder Information	58
Index Definitions	61
General Information	62
Privacy Statement	63

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund*

*The Matthews Asian Growth and Income Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” in the statutory prospectus for more details.

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.26%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.93%

EXAMPLE OF FUND EXPENSES†

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $95	Three years: $296	Five years: $515	Ten years: $1,143

†
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

MATTHEWS ASIAN GROWTH AND INCOME FUND  1

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities and convertible securities, of any duration or quality, of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

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Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 21.57% Worst Quarter Q4 2008 -14.41%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Asian Growth and Income Fund
Return before taxes	19.18%	11.42%	15.35%	11.65%
Return after taxes on distributions1	18.22%	9.60%	13.66%	9.39%
Return after taxes on distributions and sale of Fund shares1	13.12%	9.39%	13.07%	9.06%
MSCI All Country Asia ex Japan Index	19.93%	13.19%	13.31%	4.56%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

MATTHEWS ASIAN GROWTH AND INCOME FUND  3

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.35%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.02%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $104	Three years: $325	Five years: $563	Ten years: $1,248

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized

4  matthewsasia.com | 800.789.ASIA

income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

MATTHEWS ASIA DIVIDEND FUND  5

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 25.07% Worst Quarter Q3 2008 -12.30%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
		Since Inception
	1 year	(10/31/06)
Matthews Asia Dividend Fund
Return before taxes	22.83%	13.73%
Return after taxes on distributions1	22.06%	12.60%
Return after taxes on distributions and sale of Fund shares1	15.41%	11.41%
MSCI All Country Asia Pacific Index	17.25%	3.45%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Asia Dividend Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

6  matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.57%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.24%1

1
Matthews has contractually agreed to waive fees and reimburse expenses until November 30, 2012 to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $126	Three years: $393	Five years: $681	Ten years: $1,500

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in China and Taiwan. China also includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible fixed-income securities. The location of a company can be determined by where it is organized, where its

MATTHEWS CHINA DIVIDEND FUND  7

revenues and profits are derived, where its assets are located, or other factors. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely

8  matthewsasia.com | 800.789.ASIA

related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Risks Associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURN FOR YEAR ENDED 12/31
Best Quarter Q3 2010 14.29% Worst Quarter Q2 2010 -1.06%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
		Since Inception
	1 year	(11/30/09)
Matthews China Dividend Fund
Return before taxes	22.53%	22.60%
Return after taxes on distributions1	21.66%	21.80%
Return after taxes on distributions and sale of Fund shares1	14.77%	18.79%
MSCI China Index	4.83%	4.89%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS CHINA DIVIDEND FUND  9

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

Co-Manager: Richard Gao has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

10  matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund*
*To better reflect its investment objective, the Fund’s name changed from Matthews Asia Pacific Fund to Matthews Asia Growth Fund on April 29, 2011. This new name will better reflect the growth objective of the Fund and the Fund’s focus on companies in Asia rather than the entire Asia Pacific region.

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.32%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.99%

EXAMPLE OF FUND EXPENSES†

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $101	Three years: $315	Five years: $547	Ten years: $1,213

†
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

MATTHEWS ASIA GROWTH FUND  11

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.  Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

12  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 33.81% Worst Quarter Q3 2008 -15.04%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
			Since Inception
	1 year	5 years	(10/31/03)
Matthews Asia Growth Fund
Return before taxes	26.85%	8.59%	12.09%
Return after taxes on distributions1	26.70%	7.96%	11.63%
Return after taxes on distributions and sale of Fund shares1	17.68%	7.40%	10.68%
MSCI All Country Asia Pacific Index	17.25%	4.80%	9.69%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

MATTHEWS ASIA GROWTH FUND  13

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.28%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.95%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $97	Three years: $303	Five years: $525	Ten years: $1,166

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

14  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam (the “Pacific Tiger countries”). The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

MATTHEWS PACIFIC TIGER FUND  15

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 41.53% Worst Quarter Q3 2001 -21.63%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Pacific Tiger Fund
Return before taxes	22.30%	14.47%	16.98%	9.90%
Return after taxes on distributions1	22.35%	13.19%	16.26%	9.04%
Return after taxes on distributions and sale of Fund shares1	14.69%	12.39%	15.29%	8.54%
MSCI All Country Asia ex Japan Index	19.93%	13.19%	13.31%	4.56%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the Pacific Tiger Fund since 2006.

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Pacific Tiger Fund since 2008.

Co-Manager: Mark Headley is Chairman of the Board of Directors of Matthews and has been a Portfolio Manager of the Pacific Tiger Fund since 1996.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

16  matthewsasia.com | 800.789.ASIA

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.30%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.97%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $99	Three years: $309	Five years: $536	Ten years: $1,190

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

MATTHEWS CHINA FUND  17

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

18  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 34.28% Worst Quarter Q3 2001 -27.11%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
				(2/19/98 Fund)
	1 year	5 years	10 years	(2/28/98 Index)
Matthews China Fund
Return before taxes	15.77%	24.20%	19.73%	13.70%
Return after taxes on distributions1	15.67%	22.88%	18.81%	12.74%
Return after taxes on distributions and sale of Fund shares1	10.38%	21.07%	17.63%	11.94%
MSCI China Index	4.83%	20.58%	14.21%	4.20%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the China Fund since 1999.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the China Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

MATTHEWS CHINA FUND  19

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)		2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.32%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.99%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $101	Three years: $315	Five years: $547	Ten years: $1,213

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

20  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

MATTHEWS INDIA FUND  21

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 66.04% Worst Quarter Q4 2008 -31.17%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
			Since Inception
	1 year	5 years	(10/31/05)
Matthews India Fund
Return before taxes	32.53%	17.15%	19.38%
Return after taxes on distributions1	32.38%	16.59%	18.83%
Return after taxes on distributions and sale of Fund shares1	21.20%	14.91%	16.98%
Bombay Stock Exchange 100 Index	21.89%	18.26%	21.69%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the India Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the India Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

22  matthewsasia.com | 800.789.ASIA

Matthews Japan Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)		2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.41%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		1.08%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $110	Three years: $343	Five years: $595	Ten years: $1,317

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

MATTHEWS JAPAN FUND  23

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

24  matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q3 2003 37.26% Worst Quarter Q3 2001 -20.79%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
	1 year	5 years	10 years	(12/31/98)
Matthews Japan Fund
Return before taxes	19.58%	-4.72%	0.75%	4.39%
Return after taxes on distributions1	18.42%	-5.19%	0.25%	3.69%
Return after taxes on distributions and sale of Fund shares1	13.16%	-4.02%	0.44%	3.50%
MSCI Japan Index	15.59%	-2.33%	1.14%	2.23%
Tokyo Stock Price Index	13.86%	-3.26%	1.04%	2.42%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Japan Fund since 2006.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Japan Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

MATTHEWS JAPAN FUND  25

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee
(as a percentage of amount redeemed on shares held fewer than 90 days)		2.00%

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.24%
Administration and Shareholder Servicing Fees	0.16%
Total Annual Operating Expenses		0.91%

EXAMPLE OF FUND EXPENSES*

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $93	Three years: $290	Five years: $504	Ten years: $1,120

*
Expense examples for the Institutional Class are based on estimates of administrative, shareholder servicing, and other fees and expenses that the class is expected to pay. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

26  matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

MATTHEWS KOREA FUND  27

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q4 2001 50.51% Worst Quarter Q3 2008 -23.90%

Institutional Class Shares were first offered on October 29, 2010. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
				Since Inception
	1 year	5 years	10 years	(1/3/95)
Matthews Korea Fund
Return before taxes	21.86%	4.77%	19.83%	5.80%
Return after taxes on distributions1	21.47%	3.56%	18.03%	3.47%
Return after taxes on distributions and sale of Fund shares1	14.70%	4.03%	17.47%	3.63%
Korea Composite Stock Price Index	25.95%	7.41%	18.52%	3.66%

1
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael Oh has been a Portfolio Manager of the Korea Fund since 2007.

Co-Manager: Michael Han, CFA, has been a Portfolio Manager of the Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 29.

28  matthewsasia.com | 800.789.ASIA

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell shares directly through the Fund’s transfer agent, by calling 800.789.ASIA (2742) or online at matthewsasia.com. Shares of the Funds may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). You may purchase and redeem shares by electronic bank transfer, check, or wire. You buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading. A 2.00% redemption fee will be assessed on the sale or exchange of Fund shares within 90 days of purchase. Please see page 58 of the statutory prospectus for more details. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Minimum Initial Investment	Subsequent Investments
$3,000,000	$100

Minimum amount may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Ordinary income and capital gains for such accounts are taxed on a deferred basis.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION  29

Financial Highlights

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$18.13
Income (loss) from investment operations
Net investment income (loss)2	0.07
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.37
Total from investment operations	0.44
Less distributions from:
Net investment income	(0.29)
Net realized gains on investments	(0.24)
Total distributions	(0.53)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$18.04
Total return*	2.49	%3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$128,417
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.93	%4
Ratio of net investment income (loss) to average net assets	2.46	%4
Portfolio turnover	19.84	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

30  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$14.13
Income (loss) from investment operations
Net investment income (loss)2	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.32
Total from investment operations	0.41
Less distributions from:
Net investment income	(0.17)
Net realized gains on investments	(0.04)
Total distributions	(0.21)
Paid-in capital from redemption fees	—	3
Net Asset Value, end of period	$14.33
Total return*	2.95	%4

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$48,293
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.02	%5
Ratio of net investment income (loss) to average net assets	3.86	%5
Portfolio turnover	10.48	%4,6

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

FINANCIAL HIGHLIGHTS  31

Financial Highlights

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$11.87
Income (loss) from investment operations
Net investment income (loss)2	—	3
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.47
Total from investment operations	0.47
Less distributions from:
Net investment income	(0.13)
Net realized gains on investments	(0.04)
Total distributions	(0.17)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$12.17
Total return*	3.91	%4

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4
Ratio of expenses to average net assets before any reimbursement or waiver of expenses by Advisor and Administrator	1.24	%5
Ratio of net investment income (loss) to average net assets	(0.06	%)5
Portfolio turnover	6.84	%4,6

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

32  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$17.65
Income (loss) from investment operations
Net investment income (loss)2	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.47
Total from investment operations	0.48
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$17.98
Total return*	2.76	%3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$8,853
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.99	%4
Ratio of net investment income (loss) to average net assets	0.37	%4
Portfolio turnover	26.33	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

FINANCIAL HIGHLIGHTS  33

Financial Highlights

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$23.37
Income (loss) from investment operations
Net investment income (loss)2	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.15
Total from investment operations	0.16
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Paid-in capital from redemption fees	—	3
Net Asset Value, end of period	$23.44
Total return*	0.67	%4

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$540,469
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.95	%5
Ratio of net investment income (loss) to average net assets	0.38	%5
Portfolio turnover	11.43	%4,6

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

34  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$30.02
Income (loss) from investment operations
Net investment income (loss)2	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	(0.44)
Total from investment operations	(0.48)
Less distributions from:
Net investment income	(0.16)
Net realized gains on investments	(0.02)
Total distributions	(0.18)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$29.36
Total return*	(1.62	%)3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$41,545
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.97	%4
Ratio of net investment income (loss) to average net assets	(0.74	%)4
Portfolio turnover	9.98	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

FINANCIAL HIGHLIGHTS  35

Financial Highlights

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$22.03
Income (loss) from investment operations
Net investment income (loss)2	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	(0.43)
Total from investment operations	(0.45)
Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$21.48
Total return*	(2.01	%)3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$48,119
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.99	%4
Ratio of net investment income (loss) to average net assets	(0.51	%)4
Portfolio turnover	6.14	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

36  matthewsasia.com | 800.789.ASIA

Financial Highlights

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$11.73
Income (loss) from investment operations
Net investment income (loss)2	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	1.30
Total from investment operations	1.29
Less distributions from:
Net investment income	(0.49)
Total distributions	(0.49)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$12.53
Total return*	11.22	%3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.08	%4
Ratio of net investment income (loss) to average net assets	(0.51	%)4
Portfolio turnover	46.29	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

FINANCIAL HIGHLIGHTS  37

Financial Highlights

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended
	Dec. 31, 20101
Net Asset Value, beginning of period	$4.84
Income (loss) from investment operations
Net investment income (loss)2	0.03
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.38
Total from investment operations	0.41
Less distributions from:
Net realized gains on investments	(0.11)
Total distributions	(0.11)
Paid-in capital from redemption fees	—
Net Asset Value, end of period	$5.14
Total return*	8.51	%3

*	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.91	%4
Ratio of net investment income (loss) to average net assets	3.74	%4
Portfolio turnover	39.05	%3,5

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

38  matthewsasia.com | 800.789.ASIA

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following objective(s):

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation
with some current income
Matthews Asia Dividend Fund	Total return with an emphasis
on providing current income
Matthews China Dividend Fund	Total return with an emphasis
on providing current income

ASIA GROWTH STRATEGIES
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Funds’ Board of Trustees (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Principal Investment Strategies

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each Fund. Matthews invests in the Asia Pacific region (as defined on the next page) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

INVESTMENT OBJECTIVES OF THE FUNDS  39

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

Matthews believes that investors benefit in the long term when the Funds are fully invested.

Matthews Is a Fundamental Investor

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Matthews may also consider factors such as:

−
Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

−	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

−	Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds concentrates its investments in individual countries or in groups of countries within the Asia Pacific region. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:
PACIFIC TIGER
China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. Japan is not included.

ASIA
Pacific Tiger countries plus Japan

ASIA PACIFIC
Countries of Asia plus Australia and New Zealand

40  matthewsasia.com | 800.789.ASIA

Matthews Focuses on Individual Companies

Matthews develops views about the course of growth in the region over the long term.

Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share).

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

PRINCIPAL INVESTMENT STRATEGIES  41

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For additional information about strategies and risks, see individual Fund descriptions in the Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) per share of that Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAV, see page 51.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including any Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s net asset value (see page 51).

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds that do not concentrate their investments. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of

42  matthewsasia.com | 800.789.ASIA

the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Certain Risks of Fixed-Income Securities

Fixed-income securities (such as bonds) are subject to a variety of risks, including credit and interest rate risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments or a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see the Funds’ SAI “Appendix: Bond Ratings.”

Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Growth Fund and Matthews India Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default,” and could result in a Fund losing its investment. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

High-Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks, and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to

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provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on a Fund’s performance than when a Fund is larger. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future, or that a Fund’s investments in IPOs will have a positive impact on a Fund’s performance.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. The Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 57 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the recent developments in global credit and equity markets, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. Recently, there have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging markets, the governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that

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could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters, or adverse changes in climate or weather. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in both China and Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The Japanese yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value

RISKS OF INVESTING IN THE FUNDS  45

of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.

South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have been revised and updated since their initial imposition, and more recently have largely been suspended (although there is no guarantee that such controls will not be re-imposed). However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Adverse developments can result in substantial declines in the value of investments. Pakistan has and continues to face high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder. The Pakistan government

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recently imposed a state of emergency following riots and the deaths of opposition leaders. Social and political instability may also result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing border disputes with India may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s recent economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks. Pakistan had undertaken a privatization initiative, but recently halted that effort. There is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country. Leaders of the recently installed civil government have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization. Some credit rating agencies have expressed concerns about Philippines’ ability to sustain its debt.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened recently, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. To date, economic, political and legal reform has proceeded at a slow pace, and foreign direct investment remains at a developmental stage. Currently, employees and management boards hold a majority of the equity of most privatized enterprises. In addition, the government of Vietnam continues to hold, on average, more than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Funds may attempt to repatriate from the Vietnamese Dong using a third currency (e.g. Hong Kong Dollar or Euro), which could expose the Funds to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Foreign investors in Vietnam are currently required to purchase and sell securities of Vietnamese companies through a single, pre-selected broker-dealer. This procedure decreases transparency in the market, may result in higher execution costs and limits the Funds’ ability to utilize competition amongst broker-dealers to enhance the quality of execution. Use of a single broker also increases the risk to a Fund if the broker cannot fulfill its obligations (known as counterparty risk). That risk is enhanced further because of the requirement to pay for securities purchased before receiving them. This procedure may also decrease the confidentiality of the Funds’ transactions, exposing the Funds to a greater potential for front-running and similar practices.

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Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to an administration and shareholder servicing agreement with the Funds.

Under an amendment to the Advisory Agreement effective September 1, 2007, the Funds pay Matthews 0.75% of the annual aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the annual aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the annual aggregate average daily net assets of such Funds over $5 billion. The Funds pay Matthews a monthly fee of one-twelfth (1/12) of the management fee of the Funds’ average daily net asset value for the month. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement of the Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2010. Accordingly, the Fund paid investment manager fees to Matthews as follows:

Matthews Asian Growth and Income Fund,
Matthews Asia Dividend Fund, Matthews China
Dividend Fund, Matthews Asia Growth Fund,
Matthews Pacific Tiger Fund, Matthews China Fund,
Matthews India Fund, Matthews Korea Fund	0.67%
Matthews Japan Fund	0.68%

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended, (the “Services Agreement”) effective December 1, 2010, the Funds pay Matthews 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets within the Funds between $5 billion and $7.5 billion, 0.125% of the aggregate average daily net assets of the Funds between $7.5 billion and $15 billion, and 0.110% of the aggregate daily assets over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing Fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For Matthews China Fund, Matthews India Fund, Matthews Japan Fund, and Matthews Korea Fund this level is 2.00%. For Matthews Asia Growth Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, this level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%. In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, a Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews China Dividend Fund, this agreement will continue through at least August 31, 2011. For the Matthews China Dividend Fund, this agreement will continue through at least November 30, 2012. These agreements may be extended for additional periods for each of the Funds.

Each of the Funds also offers Investor Class shares. Investor Class shares have different expenses which will result in different performance than Institutional Class shares. Shares of all classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

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Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Lead Manager Asian Growth and Income Fund
Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

KENICHI AMAKI
Co-Manager Japan Fund
Kenichi Amaki is a Portfolio Manager at Matthews. Prior to joining Matthews in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California at Berkeley, and is fluent in Japanese. He has been a Portfolio Manager of the Japan Fund since 2010.

SUNIL ASNANI
Co-Manager India Fund
Sunil Asnani is a Portfolio Manager at Matthews. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A from The Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the India Fund since 2010.

RICHARD H. GAO
Lead Manager Pacific Tiger Fund China Fund Co-Manager China Dividend Fund
Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the Pacific Tiger Fund since 2006, of the China Fund since 1999 and of the China Dividend Fund since the Fund’s inception in 2009.

MICHAEL B. HAN, CFA
Co-Manager Korea Fund
Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was a buy-side Equity Analyst at Luxor Capital Group, researching investment opportunities in Asian markets, including Korea, Japan, Hong Kong and China. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2008.

MARK W. HEADLEY
Co-Manager Pacific Tiger Fund
Mark Headley is Chairman of the Board of Directors of Matthews and a Portfolio Manager. Mark joined Matthews in 1995 and has been actively involved in the Asian markets since 1989. He was an original member of the team that launched the first SEC-registered open-ended Asia (ex Japan) fund. Mark received a B.A. in Economics and Politics from the University of California, Santa Cruz. Mark has been a Portfolio Manager of the Pacific Tiger Fund since 1996.

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

MANAGEMENT OF THE FUNDS  49

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1987 to 1997, he held positions at Sanford Bernstein & Co. and Yamaichi International (America), Inc. Prior to beginning his investment career, Taizo spent three years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo, Japan and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Growth Fund since 2007, and of the Japan Fund since 2006.
Lead Manager Asia Growth Fund Japan Fund

JESPER MADSEN, CFA
Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006, of the China Dividend Fund since its inception in 2009, and of the Asian Growth and Income Fund since 2011.
Lead Manager Asian Growth and Income Fund Asia Dividend Fund China Dividend Fund

J. MICHAEL OH
Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm, arriving at his current role as Portfolio Manager in 2006. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2007.
Lead Manager Korea Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Pacific Tiger Fund since 2008, of the Asia Growth Fund since 2007, and of the India Fund since 2006.
Lead Manager Pacific Tiger Fund India Fund Co-Manager Asia Growth Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin, and has been a Portfolio Manager of the China Fund since 2010.
Co-Manager China Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Asia Dividend Fund since 2011.
Co-Manager Asia Dividend Fund

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Investing in Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Institutional Class shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, attributable to the Institutional Class, deducting any liabilities, and dividing by the total number of outstanding Institutional Class shares. The Funds’ Institutional Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Funds. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset value. For further information regarding this tax, please see page 60.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Institutional Class shares directly from the Funds by mail, telephone, online or wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Institutional Class shares of the

INVESTING IN MATTHEWS ASIA FUNDS  51

Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Fund’s transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV. There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for a Fund calculated on the following business day. This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Funds.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 59.

You may purchase Institutional Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened by mailing a completed application. Please see Opening an Account on page 53, and Telephone and Online Transactions on page 55. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INSTITUTIONAL CLASS SHARES OF THE FUNDS (U.S. RESIDENTS*)
Non-retirement plan accounts
Initial investment:	$3,000,000
Subsequent investments:	$100

*	Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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OPENING AN ACCOUNT (Initial Investment)
By Mail
You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM –7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire
To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 62.

INVESTING IN MATTHEWS ASIA FUNDS  53

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Institutional Class shareholders may purchase additional Institutional Class shares for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

Online
As a first time user, you will need your Fund account number and your Tax ID Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire
Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

Who Can Invest in a Closed Fund?

If you were a shareholder of a Fund when it closed and your account remains open, you may make additional investments in the Fund, reinvest any dividends or capital gains distributions in that account or open additional accounts in the Fund under the same primary Social Security Number. To establish a new account in a closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Fund. A request to open a new account in the closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing Fund ownership to the Fund or its representative.

In addition, the following categories of investors may continue to invest in a closed Fund:

Financial advisors with existing clients in the Fund

Retirement plans or platforms with participants that currently invest in the Fund

Model-based programs with existing accounts in the Fund

Trustees, officers and employees of the Funds and Matthews, and their family members

Please note that some intermediaries may not be able to operationally accommodate additional investments in a closed fund. The Board of Trustees reserves the right to close a Fund to new investments at any time (including further restrictions on one or more of the above categories of investors) or to re-open a closed Fund to all investors at any future date. If you have any questions about whether you are able to purchase shares of a closed Fund, please call 800.789.ASIA (2742).

Exchanging Shares

You may exchange your Institutional Class shares of one Matthews Asia Fund for another Fund of the same class. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you

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have so authorized on your application. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Funds believe it is in the best interest of all shareholders to do so.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Selling (Redeeming) Shares

You may redeem shares on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Funds’ agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

If you are redeeming shares recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will ordinarily be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Shareholders of IRAs and Coverdell ESAs are not eligible for online or telephone redemptions, as well as shareholders who previously declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

INVESTING IN MATTHEWS ASIA FUNDS  55

SELLING (REDEEMING) SHARES
By Mail	Send a letter to the Funds via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

A change of address was received by the Funds’ transfer agent within the last 30 days; or

The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

By Wire
If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online
As a first time user, you will need your Fund account number and your Tax ID Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

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Market Timing Activities and Redemption Fees

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). Funds that invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds’ imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers. The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

INVESTING IN MATTHEWS ASIA FUNDS  57

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Funds’ shares being terminated or restricted independently of the Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees. Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in a Fund’s NAV, the Funds recommend that you invest in a Fund only for the long term. Short-term buying and selling of shares of the Funds may also have detrimental effects on the Funds and other shareholders. Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Funds attempt to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds. This fee is payable directly to the Funds.

For these purposes, the Funds deem most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing. To determine whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase. In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Funds may grant exemptions from the redemption fee where the Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances.

The Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Funds may require a medallion signature guarantee on any redemption request to help protect against fraud; the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Institutional Class accounts that fall below $3,000,000 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $3,000,000 due to market volatility will not be affected.

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Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as “sub-transfer agency” or “shareholder servicing.” For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other IRS forms, as required, indicating the tax

INVESTING IN MATTHEWS ASIA FUNDS  59

status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

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Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization– weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float–adjusted market capitalization– weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization–weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

The Bombay Stock Exchange 100 (BSE 100) Index is a free float–adjusted market capitalization–weighted index of the 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float–adjusted market capitalization–weighted index of Japanese equities listed in Japan.

The Tokyo Stock Price Index (TOPIX) is a market capitalization–weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

INDEX DEFINITIONS  61

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on page 63.

Shareholder Reports

The Funds provide an annual report (audited by independent accountants), a semi-annual report and two quarterly reports each year. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and financial reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and financial reports on our website. If you prefer to receive individual copies of the Funds’ prospectus or financial reports, please call us at 800.789.ASIA (2742).

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated April 29, 2011, is available to you without charge. It contains more detailed information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION
Contacting Matthews Asia Funds
You can obtain free copies of the publications described by visiting the Funds’ website at matthewsasia.com. To request additional information or to speak to a Fund representative, contact the Funds at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Obtaining Information from the SEC
You can visit the SEC’s website at sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

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Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

PRIVACY STATEMENT  63

Investment Advisor
Matthews International Capital Management, LLC
800.789.ASIA (2742)

Account Services
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Custodian
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about
Matthews Asia Funds:

matthewsasia.com
800.789.ASIA (2742)

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940

Investment Company Act File Number: 811-08510
Distributed by BNY Mellon Distributors Inc.

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 800.789.ASIA (2742)	PS-INST-0411